Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
$30 [Member]
Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy [Line Items]
Quarterly dividend per share	$ 0.01	$ 0.01
Annual dividend per share	$ 0.04	$ 0.04
$35 [Member]
Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy [Line Items]
Quarterly dividend per share	$ 0.02	$ 0.02
Annual dividend per share	$ 0.08	$ 0.08
$40 [Member]
Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy [Line Items]
Quarterly dividend per share	$ 0.03	$ 0.03
Annual dividend per share	$ 0.12	$ 0.12
$45 [Member]
Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy [Line Items]
Quarterly dividend per share	$ 0.04	$ 0.04
Annual dividend per share	$ 0.16	$ 0.16
$50 [Member]
Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy [Line Items]
Quarterly dividend per share	$ 0.05	$ 0.05
Annual dividend per share	$ 0.20	$ 0.20
$55 [Member]
Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy [Line Items]
Quarterly dividend per share	$ 0.06	$ 0.06
Annual dividend per share	$ 0.24	$ 0.24
$60 [Member]
Note 9 - Shareholders' Equity (Details) - Common Stock Dividend Policy [Line Items]
Quarterly dividend per share	$ 0.07	$ 0.07
Annual dividend per share	$ 0.28	$ 0.28